Net Loss Per Share (Tables) - Enjoy Technology Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Summary of computation of net loss per common share
The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Six months ended June 30,
	2021	2020
Numerator:
Net loss	$(95,425)	$(50,756)
Denominator:
Weighted-average common shares outstanding—basic and diluted	63,616,729	61,646,777

Net loss per share—basic and diluted	$(1.50)	$(0.82)

The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(157,784)	$(89,694)
Denominator:
Weighted-average common shares outstanding—basic and diluted	61,852,957	60,753,169

Net loss per share—basic and diluted	$(2.55)	$(1.48)

Summary of Antidilutive Securities Excluded From Computation Of Earning Per Share	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Six months ended June 30,
	2021	2020
Conversion of redeemable convertible preferred stock	153,473,639	149,520,445
Warrants to purchase redeemable convertible preferred stock	810,692	336,304
Options to purchase common stock	30,563,285	25,482,230
Restricted stock units	2,082,965	—
Conversion of convertible loan	28,583,645	—

Total common stock equivalents	215,514,226	175,338,979

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019
Conversion of redeemable convertible preferred stock	149,520,445	149,520,445
Warrants to purchase redeemable convertible preferred stock	810,692	336,304
Options to purchase common stock	22,874,690	21,628,240
Conversion of convertible loan	11,708,273	—

Total common stock equivalents	184,914,100	171,484,989